Accumulated Other Comprehensive Income (Loss) (Reclassification of Significant Items out of Accumulated OCI) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Investment securities gains (losses)—net	¥ 119,026	¥ (1,458,264)	¥ 532,248
Total before tax	(58,727)	1,608,342	433,220
Income tax expense (benefit)	(14,511)	444,948	114,505
Net income (loss) before attribution of noncontrolling interests	(44,216)	1,163,394	318,715
Equity in earnings of equity method investees—net or Other non-interest income	(436,583)	(355,730)	(282,712)
Interest income on Loans, including fees	(1,731,962)	(1,940,754)	(2,597,932)
Other non-interest expenses	(264,477)	(322,171)	(367,721)
Other non-interest income	(119,321)	(109,615)	(88,422)
Amount reclassified out of Accumulated OCI
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total before tax	10,584	29,398	89,103
Income tax expense (benefit)	13,768	9,035	27,823
Net income (loss) before attribution of noncontrolling interests	(3,184)	20,363	61,280
Amount reclassified out of Accumulated OCI | Net losses (gains) on sales and redemptions of Available-for-sale debt securities
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Investment securities gains (losses)—net	(48,637)	6,410	(108,193)
Amount reclassified out of Accumulated OCI | Impairment losses on investment securities
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Investment securities gains (losses)—net	47,069	6	1,590
Amount reclassified out of Accumulated OCI | Net unrealized losses (gains) on investment securities
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Investment securities gains (losses)—net	(447)	(6,799)	(499)
Total before tax	2,015	383	107,102
Income tax expense (benefit)	11,268	(547)	32,007
Net income (loss) before attribution of noncontrolling interests	(9,253)	930	75,095
Amount reclassified out of Accumulated OCI | Net debt valuation adjustments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total before tax	(885)	(5,851)	(315)
Income tax expense (benefit)	(271)	(1,792)	(96)
Net income (loss) before attribution of noncontrolling interests	(614)	(4,059)	(219)
Equity in earnings of equity method investees—net or Other non-interest income	885	5,851	315
Amount reclassified out of Accumulated OCI | Net unrealized gains (losses) on derivatives qualifying for cash flow hedges:
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total before tax	12,200	(164)	(13,279)
Income tax expense (benefit)	3,143	115	(3,452)
Net income (loss) before attribution of noncontrolling interests	9,057	(279)	(9,827)
Amount reclassified out of Accumulated OCI | Net unrealized gains (losses) on derivatives qualifying for cash flow hedges: | Interest rate contracts
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Interest income on Loans, including fees	(12,017)	(3,579)	9,878
Amount reclassified out of Accumulated OCI | Net unrealized gains (losses) on derivatives qualifying for cash flow hedges: | Foreign exchange contracts
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Interest expense on Long- term debt or Foreign exchange losses—net	(183)	3,743	3,399
Amount reclassified out of Accumulated OCI | Other
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other Gains Losses	0	0	2
Amount reclassified out of Accumulated OCI | Net actuarial loss
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other non-interest expenses	17,279	28,787	15,488
Amount reclassified out of Accumulated OCI | Prior service cost
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other non-interest expenses	(4,467)	(4,267)	(5,718)
Amount reclassified out of Accumulated OCI | Gain on settlements and curtailment, and other
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other non-interest expenses	(5,770)	(2,016)	(3,127)
Amount reclassified out of Accumulated OCI | Defined benefit plans
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total before tax	(7,042)	(22,504)	(6,643)
Income tax expense (benefit)	(1,689)	(6,479)	(1,741)
Net income (loss) before attribution of noncontrolling interests	(5,353)	(16,025)	(4,902)
Amount reclassified out of Accumulated OCI | Foreign currency translation adjustments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total before tax	4,296	57,534	2,238
Income tax expense (benefit)	1,317	17,738	1,105
Net income (loss) before attribution of noncontrolling interests	2,979	39,796	1,133
Other non-interest expenses	7	27	2,765
Other non-interest income	¥ (4,303)	¥ (57,561)	¥ (5,003)